Provisions - Development of Total Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Balance at beginning of period	€ 61,228	€ 70,837
Additions	117,315	46,091
Business combination	(1,024)
Foreign currency exchange	757	(80)
Remeasurement through OCI	(1,217)
Consumption	77,992	39,597
Release	17,264	16,025
Balance at end of period	81,804	61,228
Other personnel expenses
Provisions
Balance at beginning of period	43,654	48,699
Additions	21,823	43,573
Business combination	(219)
Foreign currency exchange	477	91
Consumption	31,284	37,851
Release	1,820	10,858
Balance at end of period	32,632	43,654
Pensions
Provisions
Balance at beginning of period	14,170	14,261
Additions	3,248	1,215
Business combination	(12)
Foreign currency exchange	22	8
Remeasurement through OCI	(1,217)
Consumption	2,694	735
Release	1,721	579
Balance at end of period	11,795	14,170
Other provisions
Provisions
Balance at beginning of period	3,404	7,877
Additions	23,785	1,303
Business combination	(757)
Foreign currency exchange	189	(179)
Consumption	11,723	1,011
Release	2,123	4,588
Balance at end of period	12,776	€ 3,404
Reorganization
Provisions
Additions	68,459
Business combination	(36)
Foreign currency exchange	69
Consumption	32,291
Release	11,599
Balance at end of period	€ 24,601